BORROWINGS (Details) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY
Short-term borrowings	$ 36,570	225,000	205,000
Current portion of long-term borrowings	5,495	33,805	16,500
Long-term borrowings		31,023	64,819